Government grants (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) grant	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Government Grants [Abstract]
Number of grants | grant	2
Investment term	3 years
Income from government grants | SFr	SFr 640	SFr 464	SFr 400